SECURED BORROWINGS, Nord LB Facility (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Aircraft	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($) [1]
Secured Borrowings [Abstract]
Secured borrowings, net		$ 1,705,311	$ 2,332,669	[1]
Loss on extinguishment of debt		(17,491)	2,194	[1]	$ 15,147
Repayment of debt		791,385	192,974	[1]	$ 444,607
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		1,730,104
Secured borrowings, net		1,705,311	2,332,669	[1]
Repayment of debt		791,385
Secured Borrowings [Member] | Nord LB Facility [Member]
Secured Borrowings [Abstract]
Outstanding principal balance		255,278	416,249
Unamortized debt discount		(3,429)	(7,765)
Secured borrowings, net		$ 251,849	$ 408,484	[1]
Number of aircraft financed by borrowing | Aircraft		10
Number of aircraft subject to sales agreements | Aircraft		4
Maturity date		Nov. 14, 2018
Weighted average interest rate	[2]	4.04%	4.15%	[1]
Accrued interest		$ 400	$ 700
Percentage of lease rentals collected applied to interest and principal		95.00%
Period after termination or expiration of lease when payments become due		6 months
Period aircraft remains off-lease before interest is charged		6 months
Percentage of lease rate paid as debt service fee		85.00%
Period aircraft remains off-lease before payment in full is required or foreclosure on aircraft occurs		24 months
Percentage return on equity investment after full repayment of facility		10.00%
Fee percentage payable after full repayment of facility		10.00%
Number of aircraft sold | Aircraft		7	0
Loss on extinguishment of debt		$ 2,100
Repayment of debt		$ 161,000	$ 36,100
Secured Borrowings [Member] | Nord LB Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Period aircraft remains off-lease before debt service is charged		12 months
Fee payable after full repayment of facility		$ 5,000
Obligations in default constituting event of default		$ 10,000
Secured Borrowings [Member] | Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		3.30%

[1]	As restated
[2]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.